Prepayment for Advertisting (Details) ¥ in Millions, $ in Millions	Sep. 06, 2021 USD ($)	Sep. 06, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Prepayment For Advertisting [Abstract]
Advertising expense	$ 8.5	¥ 55.0
Percentage of advance payment	30.00%	30.00%
Additional contract price percentage	58.00%	58.00%
Total amount			$ 7.5	¥ 48.4
Remaining total amount			$ 1.0	¥ 6.6